497(j)

033-75292/811-03240

VIA EDGAR

October 25, 2005

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 033-75292 and 811-03240

(Portfolio Director Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that the October 21, 2005 supplements to the Prospectuses and Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A Portfolio Director Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 28 and Amendment No. 105, as filed electronically with the Securities and Exchange Commission, accession number 0001193125-05-205525.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Senior Counsel